Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Nocera, Inc.
Entity Central Index Key	0001756180
Entity Tax Identification Number	16-1626611
Entity Address, Address Line One	3F (Building B)
Entity Address, Address Line Two	No. 185, Sec. 1
Entity Address, Address Line Three	Datong Rd., Xizhi Dist.
Entity Address, City or Town	New Taipei City
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	221
City Area Code	886
Local Phone Number	910-163-358
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false